Inventories, net - Additional Information (Details) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Cost of inventories recognized in cost of sales	$ 174,543,602	$ 180,013,986	$ 170,154,336